Fair Value Measurements (Fair Value Techniques) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	$ 127	$ 122
Customer Financing Notes Receivable	437	403
Short-Term Borrowings	600	926
Long-term debt (excluding capitalized leases)	23,280	19,476
Long-term liabilities	457	458
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	121	107
Customer Financing Notes Receivable	420	403
Short-Term Borrowings	600	926
Long-term debt (excluding capitalized leases)	25,110	21,198
Long-term liabilities	427	$ 419
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-Term Borrowings	0
Long-term debt (excluding capitalized leases)	0
Long-term liabilities	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	121
Customer Financing Notes Receivable	420
Short-Term Borrowings	522
Long-term debt (excluding capitalized leases)	24,906
Long-term liabilities	427
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0
Customer Financing Notes Receivable	0
Short-Term Borrowings	78
Long-term debt (excluding capitalized leases)	204
Long-term liabilities	$ 0